UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments May 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
ARES CLO Funds, Series 2005-
10A, Class B, 0.70%, 9/18/17
(a)(b)	USD	250	$ 221,898
Canaras Summit CLO Ltd., Series
2007-1A, Class B, 0.78%,
6/19/21 (a)(b)		345	291,266
Flagship CLO, Series 2006-1A,
Class B, 0.64%, 9/20/19 (a)(b)		1,000	835,000
Fraser Sullivan CLO Ltd., Series
2006-2A, Class B, 0.70%,
12/20/20 (a)(b)		500	428,750
Gannett Peak CLO Ltd., Series
2006-1X, Class A2, 0.66%,
10/27/20		265	227,900
Goldman Sachs Asset
Management CLO Plc, Series
2007-1A, Class B, 0.75%,
8/01/22 (a)(b)		580	487,200
Landmark CDO Ltd., Series 2006-
8A, Class B, 0.66%, 10/19/20
(a)(b)		495	425,398
MAPS CLO Fund LLC, Series 2005-
1A, Class C, 1.25%, 12/21/17
(a)(b)		260	231,556
Portola CLO Ltd., Series 2007-1X,
Class B1, 1.76%, 11/15/21		350	315,000
T2 Income Fund CLO Ltd., Series
2007-1A, Class B, 0.90%,
7/15/19 (a)(b)		300	271,434
Total Asset-Backed Securities – 2.9%			3,735,402
Common Stocks (c)		Shares
Capital Markets — 0.2%
E*Trade Financial Corp.		16,300	257,703
Hotels, Restaurants & Leisure — 0.2%
BLB Worldwide Holdings, Inc.		21,020	229,475
Software — 0.2%
HMH Holdings/EduMedia		53,267	266,335
Total Common Stocks – 0.6%			753,513
		Par
Corporate Bonds		(000)
Airlines — 0.4%
Air Canada, 9.25%, 8/01/15 (a)		210	218,137

		Par
Corporate Bonds		(000)	Value
Airlines (concluded)
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16	USD	271	$ 286,771
			504,908
Auto Components — 0.9%
Icahn Enterprises LP, 7.75%,
1/15/16		1,125	1,155,938
Chemicals — 0.4%
CF Industries, Inc., 6.88%,
5/01/18		415	476,731
Commercial Banks — 1.2%
CIT Group, Inc.:
7.00%, 5/01/16		180	180,675
7.00%, 5/01/17		1,390	1,395,213
			1,575,888
Commercial Services & Supplies —
0.4%
AWAS Aviation Capital Ltd., 7.00%,
10/15/16 (a)		453	470,145
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)		425	450,500
Containers & Packaging — 0.6%
Berry Plastics Corp., 8.25%,
11/15/15		700	750,750
Diversified Financial Services —
1.0%
Ally Financial, Inc., 2.51%,
12/01/14 (b)		1,025	1,009,722
FCE Bank Plc, 7.13%, 1/15/13	EUR	50	75,661
Reynolds Group Issuer, Inc.,
6.88%, 2/15/21 (a)	USD	185	190,781
			1,276,164
Diversified Telecommunication
Services — 0.4%
ITC Deltacom, Inc., 10.50%,
4/01/16		140	151,200
Qwest Communications
International, Inc., Series B,
7.50%, 2/15/14		347	351,771
			502,971
Electronic Equipment, Instruments
& Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (a)		230	246,675

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2011	1

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Health Care Providers & Services — 0.2%
HCA, Inc., 7.25%, 9/15/20	USD	220	$ 239,800
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%,
3/01/18 (a)		850	1,011,500
Hotels, Restaurants & Leisure —
0.2%
MGM Resorts International,
11.13%, 11/15/17		240	278,400
Household Durables — 0.6%
Beazer Homes USA, Inc., 12.00%,
10/15/17		715	807,950
Independent Power Producers &
Energy Traders — 2.1%
Energy Future Holdings Corp.,
10.00%, 1/15/20 (a)		400	433,063
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20 (a)		1,325	1,441,147
NRG Energy, Inc., 7.63%,
1/15/18 (a)		795	802,950
			2,677,160
IT Services — 0.3%
First Data Corp., 7.38%,
6/15/19 (a)		400	407,000
Media — 1.2%
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		185	201,650
Series B, 9.25%, 12/15/17		740	808,450
Unitymedia Hessen GmbH & Co.
KG (FKA UPC Germany GmbH),
8.13%, 12/01/17 (a)		500	531,250
			1,541,350
Metals & Mining — 0.7%
FMG Resources August 2006
Property Ltd., 7.00%,
11/01/15 (a)		385	400,400
Novelis, Inc., 8.38%, 12/15/17 (a)		430	468,700
			869,100
Oil, Gas & Consumable Fuels —
0.5%
Alpha Natural Resources, Inc. (d):
6.00%, 6/01/19		245	246,531
6.25%, 6/01/21		305	310,338
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)		126	136,710
			693,579
Paper & Forest Products — 0.3%
Longview Fibre Paper & Packaging,
Inc., 8.00%, 6/01/16		155	157,325

		Par
Corporate Bonds		(000)	Value
Paper & Forest Products
(concluded)
Verso Paper Holdings LLC,
11.50%, 7/01/14	USD	180	$ 195,300
			352,625
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals
International, 6.50%,
7/15/16 (a)		315	313,425
Wireless Telecommunication
Services — 1.1%
Cricket Communications, Inc.,
7.75%, 5/15/16		1,125	1,195,313
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		275	277,406
			1,472,719
Total Corporate Bonds – 14.0%			18,075,278
Floating Rate Loan Interests (b)
Aerospace & Defense — 2.9%
DynCorp International, Term Loan,
6.25%, 7/05/16		555	557,855
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked
Deposit, 2.31%, 3/26/14		30	26,444
Term Loan, 2.19% - 2.31%,
3/26/14		487	427,642
SI Organization, New Tranche B
Term Loan, 4.50%, 11/22/16		873	877,002
Scitor Corp., Term Loan B, 5.00%,
2/15/17		523	523,250
TransDigm, Inc., Term Loan (First
Lien), 4.00% - 5.25%, 2/14/17		848	851,055
Wesco Aircraft Hardware Corp.,
Term Loan B, 4.25%, 4/04/17		432	435,240
			3,698,488
Airlines — 1.3%
Delta Air Lines, Inc.:
Credit New Term Loan B,
5.50%, 4/20/17		1,700	1,681,938
Auto Components — 1.3%
Allison Transmission, Inc., Term
Loan, 2.96%, 8/07/14		727	721,752

2 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2011

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Auto Components (concluded)
Armored Auto Group, Inc. (FKA
Viking Acquisition, Inc.), Term
Loan B, 6.00%, 11/04/16	USD	579	$ 578,550
UCI International, Inc., Term Loan,
5.50%, 7/26/17		349	351,598
			1,651,900
Automobiles — 0.7%
Ford Motor Co.:
Tranche B-1 Term Loan,
2.95%, 12/16/13		851	850,426
Tranche B-2 Term Loan,
2.95%, 12/16/13		14	14,201
			864,627
Biotechnology — 0.3%
Grifols SA, Term Loan B, 6.00%,
11/23/16		385	387,968
Building Products — 3.3%
Armstrong World Industries, Inc.,
Term Loan B, 4.00%, 3/09/18		450	450,938
CPG International I, Inc., Term
Loan B, 6.00%, 2/18/17		798	799,496
Goodman Global, Inc., Initial Term
Loan (First Lien), 5.75%,
10/28/16		2,239	2,252,420
Momentive Performance Materials
(Blitz 06-103 GmbH), Tranche B-
25 Term Loan, 4.69%, 5/05/15 EUR		568	803,977
			4,306,831
Capital Markets — 1.9%
American Capital Ltd., Term Loan
B, 7.50%, 12/31/13	USD	229	229,002
HarbourVest Partners, Term Loan
(First Lien), 6.25%, 12/14/16		948	952,552
Nuveen Investments, Inc.:
Extended Term Loan
(First Lien), 5.76% - 5.81%,
5/12/17		782	785,236
Non Extended Term Loan
(First Lien), 3.27% -3.31%,
11/13/14		541	531,993
			2,498,783
Chemicals — 6.9%
American Rock Salt Holdings LLC,
Term Loan, 5.50%, 4/19/17		605	608,403
Arizona Chemical Co. ,LLC,
Term Loan B, 4.75%, 11/21/16		444	445,560
Chemtura Corp., Term Facility, 5.50%,
8/27/16		750	753,750
Gentek, Inc., Tranche B Term Loan,
5.00% - 5.75%, 3/03/17		995	995,829
MDI Holdings LLC (FKA MacDermid,
Inc.) ,Term Loan B, 2.19%, 4/12/14		452	447,502
Nexeo Solutions, LLC, Term Loan
B, 5.00%, 9/08/17		575	574,821

	Par
Floating Rate Loan Interests (b)	(000)	Value
Chemicals (concluded)
PQ Corp. (FKA Niagara Acquisition,
Inc.), Original Term Loan (First
Lien), 3.45% - 3.53%, 7/30/14 USD	641	$ 625,027
Rockwood Specialties Group, Inc.,
Term Loan B, 3.75%, 2/09/18	610	613,922
Styron Sarl, Term Loan B, 6.00%,
8/02/17	1,197	1,203,412
Tronox Worldwide LLC, Exit Term
Loan, 7.00%, 10/15/15	1,372	1,381,277
Univar, Inc., Term Loan B, 5.00%,
6/30/17	1,197	1,196,359
		8,845,862
Commercial Banks — 1.4%
CIT Group Inc., Tranche 3 Term
Loan, 6.25%, 8/11/15	1,786	1,802,577
Commercial Services & Supplies —
4.7%
ARAMARK Corp.:
Letter of Credit - 1 Facility,
2.12%, 1/27/14	9	9,242
Letter of Credit - 2 Facility,
3.49%, 7/26/16	14	13,835
US Term Loan, 2.18%,
1/27/14	116	114,730
US Term Loan B, 3.56%,
7/26/16	211	210,370
AWAS Finance Luxembourg Sarl,
Loan B, 7.75%, 6/10/16	237	241,106
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan B, 5.00%,
5/19/17	1,200	1,203,600
Altegrity, Inc. (FKA US
Investigations Services, Inc.),
Tranche D Term Loan, 7.75%,
2/21/15	744	750,423
Delos Aircraft, Inc., Term Loan 2,
7.00%, 3/17/16	825	826,473
Diversey, Inc. (FKA Johnson
Diversey, Inc.), Tranche B Dollar
Term Loan, 4.00%, 11/24/15	253	253,182
Protection One, Inc., Term Loan,
6.00%, 5/16/16	449	449,397
Quad/Graphics, Inc., Term Loan,
5.50%, 4/14/16	273	272,710
Synagro Technologies, Inc., Term
Loan (First Lien), 2.20%,
4/02/14	872	822,760
Volume Services America, Inc.
(Centerplate), Term Loan B,
10.50% - 10.75%, 9/16/16	498	500,609
West Corp., 4.52% - 4.71%, 7/15/16	397	397,544
		6,065,981
Communications Equipment — 1.9%
Avaya, Inc., Term Loan B:
3.01%, 10/24/14	556	536,766

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2011	3

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Communications Equipment (concluded)
Avaya, Inc. Term Loan B (concluded):
4.76%, 10/26/17	USD	907	$ 882,720
CommScope, Inc., Term Loan B,
5.00%, 1/14/18		1,000	1,005,000
			2,424,486
Construction & Engineering — 0.9%
BakerCorp., Inc., Term Loan B,
5.00%, 6/08/17		400	401,000
Safway Services, LLC, First Out
Tranche Loan, 9.00%,
12/16/17		750	750,000
			1,151,000
Consumer Finance — 1.9%
Springleaf Financial Funding Co.
(FKA AGFS Funding Co.), Term
Loan, 5.50%, 5/05/17		2,450	2,446,173
Containers & Packaging — 1.3%
Anchor Glass Container Corp.,
Term Loan (First Lien), 6.00%,
3/02/16		160	161,035
Berry Plastics Holding Corp., Term
Loan C, 2.23% - 2.26%,
4/03/15		504	484,575
Graham Packaging Co., LP, Term
Loan D, 6.00%, 9/23/16		995	997,758
			1,643,368
Diversified Consumer Services —
3.3%
Coinmach Corp. Term Loan,
3.22% - 3.24%, 11/20/14		245	236,413
Coinmach Service Corp., Term
Loan, 3.22% - 3.26%, 11/20/14		1,104	1,062,855
Laureate Education:
Closing Date Term Loan,
3.52%, 8/17/14		737	731,183
Delayed Draw Term Loan,
3.52%, 8/17/14		110	109,477
Series A New Term Loan,
7.00%, 8/31/14		1,122	1,124,957
ServiceMaster Co.:
Closing Date Term Loan,
2.72% - 2.81%, 7/24/14		925	902,482
Delayed Draw Term Loan,
2.70%, 7/24/14		92	89,874
			4,257,241
Diversified Financial Services —
3.2%
MSCI, Inc., Term Loan B, 3.75%,
3/14/17		637	641,215
Reynolds Group Holdings, Inc.,
Term Loan E, 4.25%, 2/09/18		2,000	1,998,750
TransUnion LLC, Replacement
Term Loan, 4.75%, 2/12/18		1,468	1,473,234
			4,113,199

		Par
Floating Rate Loan Interests (b)		(000)	Value
Diversified Telecommunication
Services — 2.7%
Hawaiian Telcom Communications,
Inc., Term Loan, 9.00%,
11/01/15	USD	655	$ 671,626
Integra Telecom Holdings, Inc.,
Term Loan, 9.25% - 9.50%,
4/15/15		819	820,688
Level 3 Financing, Inc.:
Incremental Tranche A Term
Loan, 2.53%, 3/13/14		1,200	1,173,187
Term Loan B, 11.50%,
3/13/14		125	132,500
US Telepacific Corp., Term Loan B,
5.75%, 2/23/17		750	746,625
			3,544,626
Electronic Equipment, Instruments
& Components — 2.6%
Aeroflex Inc., Term Loan B, 4.25%,
5/09/18		1,250	1,250,000
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 4.50%,
7/14/17		516	513,852
Non Extended Term Loan, 3.95%,
10/10/14		631	628,867
Sensata Technologies Finance
Company, LLC, New Term Loan,
3.27%, 5/11/18		950	951,385
			3,344,104
Energy Equipment & Services — 1.7%
CCS Inc., Tranche B Term Loan,
3.30%, 11/14/14		752	720,078
MEG Energy Corp., Tranche D Term
Loan, 4.00%, 3/16/16		1,550	1,553,148
			2,273,226
Food & Staples Retailing — 2.7%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility B1,
3.59%, 7/05/15	GBP	900	1,443,487
Bolthouse Farms, Inc., Term Loan
(First Lien), 5.50% -5.75%,
2/11/16	USD	473	475,046
Pilot Travel Centers LLC, Initial
Tranche B Term Loan, 4.25%,
3/30/18		510	511,754
U.S. Foodservice, Inc.:
New Term Loan B, 5.75%, 5/25/17		100	98,333
Term Loan B, 2.70%, 7/03/14		1,021	966,295
			3,494,915
Food Products — 5.8%
Advance Pierre Foods, Term Loan,
(Second Lien):
7.00%, 9/30/16		955	960,375
11.25%, 9/29/17		500	508,125

4 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2011

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Food Products (concluded)
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan,
1.00% - 8.50%, 10/14/14	USD	148	$ 146,076
Term Loan A, 8.25% - 8.50%,
10/14/14		416	409,544
Term Loan B, 8.50% - 8.75%,
10/14/14		506	500,633
Del Monte Corp., Term Loan B,
4.50%, 3/08/18		2,790	2,789,110
Green Mountain Coffee Roasters,
Inc., Term Loan B Facility,
5.50%, 12/16/16		144	144,545
Michaels Foods Group, Inc. (FKA
M-Foods Holdings, Inc.), Term
Loan B, 4.25%, 2/23/18		537	539,231
Pinnacle Foods Finance LLC,
Tranche D Term Loan, 6.00%,
4/02/14		532	537,110
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan,
5.50%, 3/02/17		276	277,144
Tranche C-1 Term Loan,
5.00%, 3/02/17		685	688,040
			7,499,933
Health Care Equipment & Supplies — 1.1%
DJO Finance LLC (FKA ReAble
Therapeutics Finance LLC), Term
Loan, 3.19%, 5/20/14		339	336,067
Iasis Healthcare LLC, Term Loan,
5.00%, 5/03/18		1,100	1,100,825
			1,436,892
Health Care Providers & Services — 4.8%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.44% -2.50%, 7/25/14		25	24,492
Non Extended Term Loan,
2.44% -2.50%, 7/25/14		500	482,589
ConvaTec, Inc., Dollar Term Loan,
5.75%, 12/22/16		599	599,996
DaVita, Inc., Tranche B Term Loan,
4.50%, 10/20/16		898	902,800
Emergency Medical Services, Term
Loan, 5.25%, 5/02/18		900	897,911
HCA, Inc., Tranche A-1 Term Loan,
1.56%, 11/19/12		380	377,981
Harden Healthcare, Inc.:
Tranche A Additional Term
Loan, 7.75%, 3/02/15		557	545,605
Tranche A Term Loan, 8.50%,
3/02/15		352	344,680

		Par
Floating Rate Loan Interests (b)		(000)	Value
Health Care Providers & Services (concluded)
inVentiv Health, Inc. (FKA Ventive
Health, Inc.):
Term Loan B, 4.75%, 8/04/16	USD	731	$ 731,807
Term Loan B2, 4.75%,
8/04/16		166	165,834
Renal Advantage Holdings, Inc.,
Tranche B Term Loan, 5.75%,
12/16/16		599	601,867
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		456	455,897
			6,131,459
Health Care Technology — 0.8%
IMS Health, Inc., Tranche B Dollar
Term Loan, 4.50%, 8/25/17		607	608,228
MedAssets, Inc., Term Loan B,
5.25%, 11/16/16		420	422,152
			1,030,380
Hotels, Restaurants & Leisure — 9.7%
Ameristar Casinos, Inc., Term Loan
B, 4.00%, 4/13/18		700	702,995
BLB Management Services, Inc.
(Wembly, Inc.), Loan (Exit),
8.50%, 11/05/15		588	589,142
Dunkin' Brands, Inc.:
New Term Loan B, 4.25% -
5.25%, 11/23/17		130	130,081
Term Loan B, 4.25% - 5.25%,
11/23/17		1,022	1,022,889
Gateway Casinos & Entertainment,
Ltd., Term Loan B, 6.50%,
4/20/16	CAD	1,170	1,210,182
Golden Living, Term Loan, 5.00%,
5/04/18	USD	900	885,600
Harrah's Operating Co., Inc.:
Term Loan B-1, 3.27%,
1/28/15		175	162,847
Term Loan B- 2, 3.19% -
3.27%, 1/28/15		145	134,923
Term Loan B-3, 3.24% -
3.31%, 1/28/15		2,990	2,782,424
Term Loan B-4, 9.50%,
10/31/16		267	282,834
Pennsylvania National Gaming,
Inc. Term Loan B, 1.94% -2.02%,
10/03/12		566	564,098
Seaworld Parks & Entertainment,
Inc. (FKA SW Acquisitions Co.,
Inc.), Term Loan B, 4.00%,
8/17/17		1,205	1,209,076
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First
Lien), 5.25%, 6/30/16		822	828,159

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2011	5

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Hotels, Restaurants & Leisure (concluded)
Universal City Development
Partners Ltd., Term Loan, 5.50%,
11/06/14	USD	391	$ 393,541
VML US Finance LLC (FKA Venetian
Macau):
New Project Term Loan,
4.70%, 5/27/13		272	270,938
Term B Delayed Draw Project
Loan, 4.70%, 5/25/12		484	484,074
Term B Funded Project Loan,
4.70%, 5/27/13		844	843,220
			12,497,023
Household Durables — 0.5%
Visant Corp. (FKA Jostens), Term
Loan B, 5.25%, 12/22/16		608	607,873
IT Services — 3.7%
Ceridian Corp., US Term Loan,
3.19%, 11/10/14		794	771,455
First Data Corp.:
Extended Term Loan B, 4.19%,
3/23/18		3,021	2,817,695
Initial Tranche B-1 Term Loan,
2.94%, 9/24/14		113	105,913
Initial Tranche B-2 Term Loan,
2.94%, 9/24/14		93	87,326
Initial Tranche B-3 Term Loan,
2.94%, 9/24/14		149	139,344
infoGROUP, Inc., Term Loan,
5.75%, 5/22/18		390	387,075
iPayment, Inc., Term Loan B,
5.75%, 5/08/17		525	527,406
			4,836,214
Independent Power Producers &
Energy Traders — 3.8%
AES Corp., Term Loan B, 3.51%,
5/17/18		1,000	999,063
Calpine Corp., Term Loan B,
4.50%, 4/02/18 (a)		2,075	2,079,150
Texas Competitive Electric
Holdings Co., LLC (TXU), Initial
Tranche B-3 Term Loan, 3.73%,
10/10/14		2,214	1,885,066
			4,963,279
Industrial Conglomerates — 1.1%
Sequa Corp., Term Loan, 3.50% -
3.56%, 12/03/14		1,388	1,370,359
Insurance — 0.8%
CNO Financial Group, Inc., Term
Loan, 7.50%, 9/30/16		1,040	1,046,500
Internet & Catalog Retail — 0.1%
FTD Group, Inc., Tranche B Term
Loan, 6.75%, 8/26/14		179	178,407

		Par
Floating Rate Loan Interests (b)		(000)	Value
Machinery — 1.3%
Navistar Financial Corp., Term
Loan B, 4.50%, 12/16/12	USD	373	$ 372,639
Tomkins Plc, Term Loan A, 4.25%,
9/29/16		1,279	1,282,334
			1,654,973
Marine — 0.3%
Horizon Lines, LLC:
Revolving Loan, 0.50% -
8.00%, 8/08/12		279	273,324
Term Loan, 6.06%, 8/08/12		127	125,176
			398,500
Media — 20.9%
Acosta, Inc., Term Loan, 4.75%,
3/01/18		1,100	1,101,100
Affinion Group, Inc., Tranche B
Term Loan, 5.00%, 10/10/16		1,042	1,040,967
Atlantic Broadband Finance, LLC,
Term Loan B, 4.00%, 03/08/16		462	463,025
Bresnan Telecommunications Co.
LLC, Term Loan, 4.50%,
12/14/17		1,446	1,451,964
Cengage Learning Acquisitions, Inc.
(Thomson Learning):
Term Loan, 2.44%, 7/03/14		1,492	1,389,442
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		374	374,243
Cequel Communications LLC Term
Loan, 2.21%, 11/05/13		529	526,327
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		12	12,496
Term Loan C, 3.56%, 9/06/16		1,606	1,606,494
Clarke American Corp., Term
Facility B, 2.69% - 2.81%,
6/30/14		613	567,943
Clear Channel Communications,
Inc., Term Loan B, 3.84%,
1/28/16		1,065	930,840
Getty Images, Inc., Initial Term
Loan, 5.25%, 11/07/16		995	1,000,597
Gray Television, Inc., Term Loan B,
3.81%, 12/31/14		345	342,287
HMH Publishing Co., Ltd., Tranche
A Term Loan, 6.03%, 6/12/14		612	576,497
Hubbard Broadcasting, Second Lien
Term Loan B, 5.25%, 4/28/17		500	503,125
Intelsat Jackson Holdings S.A. (FKA
Intelsat Jackson Holdings, Ltd.),
Tranche B Term Loan, 5.25%,
4/02/18		3,000	3,017,082
Interactive Data Corp., Term Loan,
4.75%, 2/12/18		1,250	1,253,118
Knology, Inc., Term Loan B, 4.00%,
8/18/17		549	547,939

6 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2011

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (concluded)
Lavena Holding 3 GmbH (Prosiebensat.1
Media AG):
Facility B1, 3.68%, 3/06/15	EUR	460	$ 604,127
Facility C1, 3.93%, 3/04/16		460	604,127
Mediacom Illinois, LLC (FKA
Mediacom Communications,
LLC), Tranche D Term Loan,
5.50%, 3/31/17	USD	198	198,985
Mediacom LLC Term Loan E,
4.50%, 10/23/17		496	495,382
Newsday LLC:
Fixed Rate Term Loan, 10.50%,
8/01/13		800	850,000
Term Loan A, 6.53%, 8/01/13		500	513,750
Nielsen Finance LLC, Class B
Dollar Term Loan, 3.96%,
5/02/16		949	949,492
Sinclair Television Group, Inc., New
Tranche B Term Loan, 4.00%,
10/28/16		340	339,659
Springer Science+Business Media
SA, Facility A1, 6.75%, 6/30/15 EUR		1,100	1,590,924
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.52%, 6/01/12	USD	1,017	1,004,881
UPC Broadband Holding B.V., Term
U, 5.24%, 12/31/17	EUR	630	905,080
Univision Communications, Inc.,
Extended First Lien Term Loan,
4.46%, 3/31/17	USD	1,120	1,081,607
Weather Channel, Term Loan B,
4.25%, 2/13/17		1,147	1,153,339
			26,996,839
Metals & Mining — 3.1%
Novelis Inc., Term Loan, 4.00%,
3/10/17		1,397	1,402,174
Walter Energy, Inc., Term Loan B,
4.00%, 4/02/18		2,600	2,605,317
			4,007,491
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc.
(FKA NE Energy, Inc.), Term B
Advance (First Lien), 2.81%,
11/01/13		196	194,239
Multiline Retail — 2.2%
Dollar General Corp., Tranche B-2
Term Loan, 2.94% - 2.95%,
7/07/14		316	314,753
Hema Holding BV, Facility D,
6.25%, 1/05/17	EUR	1,800	2,557,999
			2,872,752
Oil, Gas & Consumable Fuels — 1.4%
EquiPower Resources Holdings,
LLC, Term Loan B, 5.75%,
1/26/18	USD	725	727,719

		Par
Floating Rate Loan Interests (b)		(000)	Value
Oil, Gas & Consumable Fuels (concluded)
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/02/15	USD	1,109	$ 1,125,354
			1,853,073
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Term Loan B,
2.31%, 12/21/12		546	545,504
Personal Products — 0.2%
NBTY, Inc., Term Loan B, 4.25%,
10/02/17		239	238,375
Pharmaceuticals — 2.1%
Axcan Pharma, Inc., Term Loan,
5.50%, 2/10/17		998	992,513
Quinteles Transnational Corp.,
Term Loan, 5.00%, 6/08/18		700	695,187
Warner Chilcott Corp.:
Term Loan B-1, 4.25%,
3/15/18		457	457,997
Term Loan B-2, 4.25%,
3/15/18		229	228,999
Term Loan B-3, 4.25%,
3/15/18		314	314,873
			2,689,569
Professional Services — 1.4%
Booz Allen Hamilton, Inc., Tranche
B Term Loan, 4.00%, 8/03/17		950	954,241
Fifth Third Processing Solutions,
LLC, Term Loan B (First Lien),
4.75%, 11/03/16		798	798,399
			1,752,640
Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc., Term Loan
(Second Lien), 5.00%, 6/28/13		1,305	1,298,581
Real Estate Management & Development — 1.6%
Realogy Corp.:
Extended Synthetic Letter of
Credit Loan, 4.64%, 10/10/16		151	140,720
Extended Term Loan B, 4.52%,
10/10/16		2,089	1,941,711
			2,082,431
Road & Rail — 0.3%
The Hertz Corp., Term Loan B,
3.75%, 3/09/18		350	349,998
Semiconductors & Semiconductor
Equipment — 0.7%
Freescale Semiconductor, Inc.,
Extended Maturity Term Loan,
4.46%, 12/01/16		442	439,771
Microsemi Corp., Term Loan B,
4.00%, 11/02/17		499	500,413
			940,184

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2011	7

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Software — 0.9%
Rovi Corp., Term Loan B, 4.00% -
5.25%, 2/07/18	USD	450	$ 452,250
Telcordia Technologies, Inc., Term
Loan, 6.75%, 4/09/16		414	413,448
Vertafore, Inc., New Term Loan B,
5.25%, 7/29/16		309	310,384
			1,176,082
Specialty Retail — 3.8%
Burlington Coat Factory
Warehouse Corp., Term Loan B,
6.25%, 2/18/17		449	448,651
General Nutrition Centers, Inc.,
Term Loan B, 4.25%, 3/02/18		1,125	1,125,844
J. Crew Group, Inc., Term Loan B,
4.75%, 3/07/18		375	367,617
Jo-Ann Stores, Inc., Term Loan B,
4.75%, 3/16/18		400	395,700
Michaels Stores, Inc.:
Term Loan B-1, 2.56%,
10/31/13		334	329,898
Term Loan B-2, 4.81%,
7/31/16		231	231,335
Petco Animal Supplies, Inc., Term
Loan B, 4.50%, 11/24/17		1,089	1,088,027
Toys 'R' Us Delaware, Inc., Initial
Loan, 6.00%, 9/01/16		863	864,669
			4,851,741
Wireless Telecommunication
Services — 1.6%
Digicel International Finance Ltd.,
US Term Loan (Non-Rollover),
2.81%, 3/30/12		469	461,076
MetroPCS Wireless, Inc., Tranche
B-2 Term Loan, 4.07%,
11/04/16		771	771,044
Vodafone Americas Finance 2 Inc.,
Initial Loan, 6.88%, 8/11/15		776	799,793
			2,031,913
Total Floating Rate Loan Interests –
122.5%			158,030,498

		Beneficial
		Interest
Other Interests (e)		(000)	Value
Auto Components — 0.9%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests	USD	—(f)	$ 1,129,757
Total Other Interests – 0.9%			1,129,757
Total Long-Term Investments
(Cost – $177,194,237) – 140.9%			181,724,448
Short-Term Securities		Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10% (g)(h)		355,312	355,312
Total Short-Term Securities
(Cost – $355,312) – 0.3%			355,312
Total Investments
(Cost – $177,549,549*) – 141.2%			182,079,760
Liabilities in Excess of Other Assets – (41.2)%			(53,111,793)
Net Assets – 100.0%		$ 128,967,967

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 177,548,999
Gross unrealized appreciation	$ 5,274,135
Gross unrealized depreciation	(743,374)
Net unrealized appreciation	$ 4,530,761

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) Non-income producing security.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Morgan Stanley & Co.	$ 556,869	$ 6,869

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f) Amount is less than $1,000.
(g) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

8 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2011

 BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments (continued)

	Shares		Shares
	Held at		Held at
	August 31,	Net	May 31,
Affiliate	2010	Activity	2011	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	1,172,197	(816,885)	355,312	$3,135

(h) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Foreign currency exchange contracts as of May 31, 2011 were as follows:

			Unrealized
Currency			Settlement Appreciation
Purchased	Currency Sold	Counterparty	Date (Depreciation)
GBP	USD	Citibank NA	7/07/11	$ 3,926
USD	CAD	Citibank NA	7/07/11	10,572
		Deutsche
USD	GBP	Bank AG	7/07/11	(14,320)
		London
USD	EUR	UBS AG	7/27/11	80,341
Total			$ 80,519

•Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset- Backed
Securities	—	$ 1,209,996 $ 2,525,406 $ 3,735,402
Common Stocks	$ 257,703	229,475	266,335	753,513
Corporate Bonds.	—	18,075,278	—	18,075,278
Floating Rate
Loan Interests	—	145,097,980	12,932,518 158,030,498
Other Interests	—	1,129,757	—	1,129,757
Short- Term
Securities	355,312	—	—	355,312
Unfunded Loan
Commitments.	—	—	—	—
Liabilities:
Unfunded Loan
Commitments	—	(489)	(3,024)	(3,513)
Total	$ 613,015	$165,741,997	$15,721,235 $182,076,247

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$ 94,839	—	$ 94,839
Liabilities:
Foreign currency
exchange
contracts	—	(14,320)	—	(14,320)
Total	—	$ 80,519	—	$ 80,519
[1]Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2011	9

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments (concluded)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed	Common	Corporate	Floating Rate
	Securities	Stocks	Bonds	Loan Interests	Total
Assets:
Balance, as of August 31, 2010	—	$ 270,181	$ 12,664	$ 20,437,083	$20,719,928
Accrued discounts/premiums	$ 15,078	—	46	143,645	158,769
Net realized gain (loss)	—	—	508	(11,522)	(11,014)
Net change in unrealized
appreciation/depreciation[2]	(17,900)	(3,846)	(295)	594,254	572,213
Purchases	2,528,228	—	—	4,782,171	7,310,399
Sales	—	—	(12,923)	(11,270,018)	(11,282,941)
Transfers in3	—	—	—	5,060,443	5,060,443
Transfers out[3]	—	—	—	(6,803,538)	(6,803,538)
Balance, as of May 31, 2011	$2,525,406	$ 266,335	—	$12,932,518	$15,724,259

2 The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2011 was $306,072.
3 The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

Unfunded Loan
Commitments
Liabilities:

Balance, as of August 31, 2010	$ (46,743)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized
appreciation/depreciation[4].	43,719
Purchases	—
Sales	—
Transfers in5	—
Transfers out[5]	—
Balance, as of May 31, 2011	$ (3,024)

4 The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2011 was $(3,024).
5 The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

10	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 26, 2011